Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Income Statement [Abstract]
Revenue	$ 3,718,229	$ 3,643,538	$ 3,563,637
Operating expenses:
Cost of revenue	2,408,040	2,349,488	2,306,892
Research and development	252,292	254,944	257,896
Selling, general and administrative	464,883	440,085	445,134
Amortization of purchased intangible assets and other	109,873	70,073	58,067
Restructuring charges		13,000
Total operating expenses	3,235,088	3,127,590	3,067,989
Operating income	483,141	515,948	495,648
Interest and other income (expense), net	1,557	(2,544)	(6,098)
Income before income taxes	484,698	513,404	489,550
Income taxes	75,367	67,241	67,428
Net income	$ 409,331	$ 446,163	$ 422,122
Basic earnings per share	$ 2.74	$ 2.89	$ 2.65
Diluted earnings per share	$ 2.71	$ 2.85	$ 2.62